Insurance Proceeds	12 Months Ended
Dec. 31, 2021
Insurance Proceeds
Insurance Proceeds

8) Insurance Proceeds

Windsor Knutsen

In December 2020, the Windsor Knutsen reported a crack in its main engine block.As a result, the Vessel was off-hire from December 12, 2020 to June 10, 2021 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that a vessel is out of service as a result of damage, for a maximum of 180 days. For the year ended December 31, 2021, the Partnership received $8.7 million for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, as of December 31, 2021, the Partnership had claimed and received payments of $4.1 million (net of deductible amounts) for hull and machinery recoveries.

Tove Knutsen

In March 2021, the Tove Knutsen reported a leakage from its controllable pitch propeller. As a result, the Vessel was off-hire from March 1, 2021 to April 15, 2021 for repairs. For the year ended December 31, 2021, the Partnership received $1.5 million for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, as of December 31, 2021, the Partnership had claimed $0.1 million (net of deductible amounts) for hull and machinery recoveries. As of December 31, 2021, the Partnership had not received payment for this claim, resulting in an open insurance claim of $0.1 million.

Bodil Knutsen

In April 2021, the Bodil Knutsen reported damage on the azimuth thruster. As a result, the Vessel was off-hire from April 17, 2021 to April 29, 2021 for repairs. As of December 31, 2021, the Partnership had claimed and received payments of $0.1 million (net of deductible amounts) for hull and machinery recoveries.

Tordis Knutsen

In July 2021, the Tordis Knutsen reported a damage on the Automatic Voltage Regulator (AVR) for one azimuth thruster. As a result, the Vessel was off-hire from July 19, 2021 to August 25, 2021 for repairs. As of December 31, 2021, the Partnership had claimed and received payments of $1.2 million (net of deductible amounts) for hull and machinery recoveries.